PREPAYMENTS FOR LICENSED COPYRIGHTS	6 Months Ended
Jun. 30, 2023
PREPAYMENTS FOR LICENSED COPYRIGHTS
PREPAYMENTS FOR LICENSED COPYRIGHTS

9.PREPAYMENTS FOR LICENSED COPYRIGHTS

Prepayments for licensed copyrights consisted of the following:

	June 30,	December 31,
	2023	2022
Prepayments for licensed copyrights	$2,602,006	$2,735,592

During the year ended December 31, 2021, the Company entered into two cooperation agreements with a third party entity, pursuant to which the Company will have the right to use the licensed copyrights of two games developed by such third party entity for a three-year term. The Company made prepayments of $2,924,897. The two games are expected to have online tests in May 2023 and to be launched around November 2023.

As of June 30, 2023 and December 31, 2022, the change in balance of prepayments for licensed copyrights was caused by change in spot rates as of reporting dates.